DIVIDENDS (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend per ordinary share:
Interim dividend | ¥	¥ 7,601		¥ 4,673		¥ 9,145
Final dividends | ¥	8,847		9,571		11,274
Final dividend proposed by the Board of Directors - not recognized as a liability as at the end of the year | ¥	¥ 10,830		¥ 9,096		¥ 9,397
Interim dividend per ordinary share | $ / shares		$ 0.20		$ 0.12		$ 0.25
Final dividend per ordinary share | $ / shares				0.23		0.25	$ 0.32
Final dividend proposed per ordinary share | $ / shares		$ 0.3		$ 0.23		$ 0.25
Corporate income tax rate	10.00%		10.00%		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%